UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period March 31, 2017

Item 1. Schedule of Investments.

Trillium Mutual Funds
Portfolio 21 Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Automobiles & Components: 1.7%
480,000	BYD Co. Ltd. (China)	$2,661,777
100,000	Denso Corp. (Japan)	4,412,212
		7,073,989

Banks: 9.7%
525,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	4,075,417
2,500,000	Bank Rakyat Indonesia (Persero) Tbk PT (Indonesia)	2,434,297
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,240,543
240,000	Hang Seng Bank Ltd. (Hong Kong)	4,868,753
34,000	HDFC Bank Ltd. - ADR (India)	2,557,480
447,420	New Resource Bank (United States) (a) (b) (c)	2,599,510
44,500	PNC Financial Services Group, Inc. (United States)	5,350,680
30,000	SVB Financial Group (United States) (a)	5,582,700
95,000	The Toronto Dominion Bank (Canada)	4,758,394
4,685,714	Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	1,778,424
180,000	Westpac Banking Corp. (Australia)	4,811,823
		41,058,021

Capital Goods: 9.4%
108,500	Atlas Copco AB - Class A (Sweden)	3,824,525
9,000	Geberit AG (Switzerland)	3,878,199
70,000	Hexcel Corp. (United States)	3,818,500
96,105	Johnson Controls International PLC (United States)	4,047,938
125,000	Kingspan Group PLC (Ireland)	3,987,844
115,000	Koninklijke Philips Electronics NV (Netherlands)	3,694,303
275,000	Kubota Corp. (Japan)	4,145,206
111,000	Quanta Services, Inc. (United States) (a)	4,119,210
26,500	Rockwell Automation, Inc. (United States)	4,126,315
32,000	Siemens AG (Germany)	4,383,124
		40,025,164

Commercial & Professional Services: 2.2%
1,600,000	China Everbright International Ltd. (Hong Kong)	2,154,737
40,000	Verisk Analytics, Inc. (United States) (a)	3,245,600
57,000	Waste Management, Inc. (United States)	4,156,440
		9,556,777

Consumer Durables & Apparel: 3.9%
41,000	Coway Co. Ltd. (South Korea)	3,529,783
15,000	Kering (France)	3,876,986
76,000	Nike, Inc. - Class B (United States)	4,235,480
200,000	Panasonic Corp. (Japan)	2,263,442
25,000	Pandora A/S (Denmark)	2,766,959
		16,672,650

Consumer Services: 1.9%
215,000	Compass Group PLC (United Kingdom)	4,059,236
15,500	Panera Bread Co. - Class A (United States) (a) (d)	4,058,985
		8,118,221

Diversified Financials: 3.5%
90,000	Bank of New York Mellon Corp. (United States)	4,250,700
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	2,222,000
76,300	Intercontinental Exchange, Inc. (United States)	4,568,081
40,000	MSCI, Inc. (United States)	3,887,600
		14,928,381

Food & Staples Retailing: 2.9%
55,000	CVS Health Corp. (United States)	4,317,500
225,000	Jeronimo Martins, SGPS, SA (Portugal)	4,020,598
190,000	Koninklijke Ahold Delhaize NV (Netherlands)	4,060,280
		12,398,378

Food, Beverage & Tobacco: 2.4%
58,000	Danone SA (France)	3,945,459
200,000	Darling Ingredients, Inc. (United States) (a)	2,904,000
37,000	McCormick & Co., Inc. (United States)	3,609,350
		10,458,809

Health Care Equipment & Services: 4.7%
20,000	Cochlear Ltd. (Australia)	2,066,049
43,000	Coloplast A/S (Denmark)	3,358,109
23,000	Edwards Lifesciences Corp. (United States) (a)	2,163,610
320,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,174,536
20,000	Henry Schein, Inc. (United States) (a)	3,399,400
40,000	Medtronic PLC (Ireland)	3,222,400
58,000	Sysmex Corp. (Japan)	3,528,790
		19,912,894

Household & Personal Products: 3.2%
30,000	Blackmores Ltd. (Australia) (d)	2,578,960
40,000	Kao Corp. (Japan)	2,196,662
18,000	L'Oreal SA (France)	3,462,088
110,000	Unilever NV (Netherlands)	5,464,913
		13,702,623

Insurance: 3.8%
20,900	Allianz SE (Germany)	3,875,840
580,000	Aviva PLC (United Kingdom)	3,870,369
76,000	MetLife, Inc. (United States)	4,014,320
35,000	The Travelers Companies, Inc. (United States)	4,218,900
		15,979,429

Materials: 6.7%
54,000	Ball Corp. (United States)	4,010,040
75,100	Croda International PLC (United Kingdom)	3,354,439
41,000	Ecolab, Inc. (United States)	5,138,940
72,100	Johnson Matthey PLC (United Kingdom)	2,781,759
550,000	Klabin SA (Brazil)	2,656,360
80,000	Novozymes A/S - Class B (Denmark)	3,169,569
30,000	Praxair, Inc. (United States)	3,558,000
117,000	Svenska Cellulosa AB - Class B (Sweden)	3,770,477
		28,439,584

Media: 0.9%
200,000	RELX PLC (United Kingdom)	3,915,622

Pharmaceuticals, Biotechnology & Life Sciences: 8.0%
12,000	Biogen, Inc. (United States) (a)	3,281,040
20,000	Celgene Corp. (United States) (a)	2,488,600
43,000	CSL Ltd. (Australia)	4,117,073
45,000	Gilead Sciences, Inc. (United States)	3,056,400
78,500	Merck & Co., Inc. (United States)	4,987,890
48,000	Novartis AG (Switzerland)	3,564,363
98,000	Novo-Nordisk A/S - Class B (Denmark)	3,365,216
19,800	Roche Holdings AG (Switzerland)	5,063,527
25,300	Waters Corp. (United States) (a)	3,954,643
		33,878,752

Real Estate: 3.3%
150,000	Daiwa House Industry Co. Ltd. (Japan)	4,311,594
80,000	HCP, Inc. - REIT (United States)	2,502,400
36,000	Jones Lang Lasalle, Inc. (United States)	4,012,200
13,000	Unibail-Rodamco SE - REIT (France)	3,031,229
		13,857,423

Retailing: 3.2%
76,000	The TJX Companies, Inc. (United States)	6,010,080
60,000	Tractor Supply Co. (United States)	4,138,200
650,000	Woolworths Holdings Ltd. (South Africa)	3,390,435
		13,538,715

Semiconductors & Semiconductor Equipment: 3.8%
37,000	NPX Semiconductors NV (Netherlands) (a)	3,829,500
3,350	Samsung Electronic Co. Ltd. (South Korea)	6,165,392
185,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	6,075,400
		16,070,292

Software & Services: 10.6%
28,000	Accenture PLC - Class A (Ireland)	3,356,640
40,000	Adobe Systems, Inc. (United States) (a)	5,205,200
10,385	Alphabet, Inc. - Class A (United States) (a)	8,804,403
75,000	Amadeus IT Holding SA (Spain)	3,800,157
35,000	Ansys, Inc. (United States) (a)	3,740,450
35,000	Intuit, Inc. (United States)	4,059,650
35,000	Microsoft Corp. (United States)	2,305,100
80,000	PayPal Holdings, Inc. (United States) (a)	3,441,600
48,000	SAP SE (Germany)	4,709,197
62,000	Visa, Inc. - Class A (United States)	5,509,940
		44,932,337

Technology Hardware & Equipment: 4.0%
55,000	Apple, Inc. (United States)	7,901,300
150,000	Cisco Systems, Inc. (United States)	5,070,000
35,000	IPG Photonics Corp. (United States) (a)	4,224,500
		17,195,800

Telecommunication Services: 3.4%
65,000	BCE, Inc. (Canada)	2,877,918
365,000	China Mobile Ltd. (Hong Kong)	4,014,089
170,000	KDDI Corp. (Japan)	4,471,136
60,000	Verizon Communications, Inc. (United States)	2,925,000
		14,288,143

Transportation: 3.7%
28,000	Canadian Pacific Railway Ltd. (Canada)	4,113,096
47,000	East Japan Railway Co. (Japan)	4,104,111
45,000	Ryder Systems, Inc. (United States)	3,394,800
40,000	United Parcel Service, Inc. - Class B (United States)	4,292,000
		15,904,007

Utilities: 0.7%
160,000	Red Electrica Corporacion SA (Spain)	3,067,916

TOTAL COMMON STOCKS
(Cost $321,418,910)		414,973,927

PREFERRED STOCK: 0.8%
Banks: 0.8%
275,000	Itau Unibanco Holding SA - ADR (Brazil)	3,319,250
TOTAL PREFERRED STOCK
(Cost $1,929,175)		3,319,250

SHORT TERM INVESTMENTS: 0.8%
3,495,288	Invesco-Government & Agency Portfolio - Institutional Class, 0.610%^ (United States)	3,495,288
TOTAL SHORT TERM INVESTMENTS
(Cost $3,495,288)		3,495,288

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 1.6%
6,647,275	First American Government Obligations - Class Z, 0.610%^ (United States)	6,647,275
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $6,647,275)		6,647,275

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $333,490,648)		428,435,740
Liabilities in Excess of Other Assets: (0.8%)		(3,421,625)
TOTAL NET ASSETS: 100.0%		$425,014,115

(a)	Non-income producing security.
(b)	All or a portion of this security is considered illiquid. As of March 31, 2017, the total market value of illiquid securities was $2,599,510 or 0.6% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance June 30, 2016	Purchases	Sales	Share Balance March 31, 2017	Realized Gain (Loss)	Dividend Income	Value March 31, 2017	Acquisition Cost
New Resource Bank	447,420	-	-	447,420	$-	$-	$2,599,510	$1,968,648
Total							$2,599,510	$1,968,648

(d)
The security or a portion of this security was out on loan at March 31, 2017. As of March 31, 2017, the total market value of loaned securities was $6,455,032 or 1.5% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

^	Seven-day yield as of March 31, 2017.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at March 31, 2017 were as follows+:

Cost of investments	$333,490,648
Gross unrealized appreciation	103,746,762
Gross unrealized depreciation	(8,801,670)
Net unrealized appreciation	$94,945,092

+ Because tax adjustments are calculated annually at the end of the Portfolio 21 Global Equity Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, Inc., an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Country	Portfolio Holdings	Percent of Net Assets
Australia	13,573,905	3.2%
Brazil	5,975,610	1.4%
Canada	11,749,408	2.8%
China	2,661,777	0.6%
Denmark	12,659,853	3.0%
France	14,315,762	3.4%
Germany	12,968,161	3.1%
Hong Kong	11,037,579	2.6%
India	2,557,480	0.6%
Indonesia	2,434,297	0.6%
Ireland	10,566,884	2.5%
Japan	29,433,153	6.9%
Kenya	2,240,543	0.5%
Netherlands	17,048,996	4.0%
New Zealand	2,174,536	0.5%
Portugal	4,020,598	0.9%
South Africa	3,390,435	0.8%
South Korea	9,695,175	2.3%
Spain	10,943,490	2.6%
Sweden	7,595,002	1.8%
Switzerland	12,506,089	2.9%
Taiwan	6,075,400	1.4%
Turkey	1,778,424	0.4%
United Kingdom	17,981,425	4.2%
United States	203,051,758	47.8%
Liabilities in Excess of Other Assets:	(3,421,625)	-0.8%
	$425,014,115	100.0%

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$–	$7,073,989	$–	$7,073,989
Banks	20,489,797	20,568,224	–	41,058,021
Capital Goods	20,099,807	19,925,357	–	40,025,164
Commercial & Professional Services	7,402,040	2,154,737	–	9,556,777
Consumer Durables & Apparel	4,235,480	12,437,170	–	16,672,650
Consumer Services	4,058,985	4,059,236	–	8,118,221
Diversified Financials	14,928,381	–	–	14,928,381
Food & Staples Retailing	4,317,500	8,080,878	–	12,398,378
Food, Beverage & Tobacco	6,513,350	3,945,459	–	10,458,809
Health Care Equipment & Services	8,785,410	11,127,484	–	19,912,894
Household & Personal Products	5,464,913	8,237,710	–	13,702,623
Insurance	8,233,220	7,746,209	–	15,979,429
Materials	15,363,340	13,076,244	–	28,439,584
Media	–	3,915,622	–	3,915,622
Pharmaceuticals, Biotechnology & Life Sciences	17,768,573	16,110,179	–	33,878,752
Real Estate	6,514,600	7,342,823	–	13,857,423
Retailing	10,148,280	3,390,435	–	13,538,715
Semiconductors & Semiconductor Equipment	9,904,900	6,165,392	–	16,070,292
Software & Services	36,422,983	8,509,354	–	44,932,337
Technology Hardware & Equipment	17,195,800	–	–	17,195,800
Telecommunication Services	5,802,918	8,485,225	–	14,288,143
Transportation	11,799,896	4,104,111	–	15,904,007
Utilities	–	3,067,916	–	3,067,916
Total Common Stocks	$235,450,173	$179,523,754	$–	$414,973,927
Preferred Stocks
Banks	$3,319,250	$–	$–	$3,319,250
Total Preferred Stocks	$3,319,250	$–	$–	$3,319,250
Short Term Investments	$3,495,288	$–	$–	$3,495,288
Investment Purchased with Cash
Proceeds from Securities Lending	$6,647,275	$–	$–	$6,647,275
Total Investments in Securities	$248,911,986	$179,523,754	$–	$428,435,740

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers into or out of Level 1 or 2 during the period ended March 31, 2017.

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Automobiles & Components: 1.7%
2,822	BorgWarner, Inc.	$117,931

Banks: 8.3%
1,106	Eagle Bancorp, Inc. (a)	66,028
2,869	East West Bancorp, Inc.	148,069
1,518	First Republic Bank	142,404
592	SVB Financial Group (a)	110,165
6,731	Umpqua Holdings Corp.	119,408
		586,074

Capital Goods: 13.6%
480	Acuity Brands, Inc.	97,920
1,833	AO Smith Corp.	93,776
2,899	Hexcel Corp.	158,140
1,422	Lincoln Electric Holdings, Inc.	123,515
996	Middleby Corp. (a)	135,904
1,919	Quanta Services, Inc. (a)	71,214
2,090	Wabtec Corp.	163,021
2,360	Xylem, Inc.	118,519
		962,009

Commercial & Professional Services: 1.3%
4,695	Interface, Inc.	89,440

Consumer Durables & Apparel: 3.8%
922	Carter's, Inc.	82,796
1,875	Deckers Outdoor Corp. (a)	111,994
1,511	Newell Brands, Inc.	71,274
		266,064

Consumer Services: 2.8%
767	Panera Bread Co. - Class A (a)	200,854

Diversified Financials: 4.6%
2,782	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	56,196
772	MSCI, Inc.	75,031
2,839	Stifel Financial Corp. (a)	142,489
5,726	WisdomTree Investments, Inc.	51,992
		325,708

Energy: 1.5%
847	ONEOK, Inc.	46,958
4,347	Superior Energy Services, Inc. (a)	61,988
		108,946

Food & Staples Retailing: 2.2%
3,519	United Natural Foods, Inc. (a)	152,126

Health Care Equipment & Services: 4.3%
1,213	DENTSPLY SIRONA, Inc.	75,740
3,526	Hologic, Inc. (a)	150,031
1,912	Omnicell, Inc. (a)	77,723
		303,494

Household & Personal Products: 1.1%
1,488	Church & Dwight Co., Inc.	74,207

Insurance: 4.2%
1,868	Horace Mann Educators Corp.	76,681
1,204	Reinsurance Group America, Inc.	152,885
975	WR Berkley Corp.	68,864
		298,430

Materials: 7.4%
770	International Flavors & Fragrances, Inc.	102,048
2,102	Minerals Technologies, Inc.	161,014
6,306	Owens-Illinois, Inc. (a)	128,516
1,292	Sealed Air Corp.	56,305
1,443	Sonoco Products Co.	76,364
		524,247

Media: 1.9%
3,939	IMAX Corp. (a)	133,926

Pharmaceuticals, Biotechnology & Life Sciences: 6.1%
749	Alkermes PLC (a)	43,817
3,225	Cambrex Corp. (a)	177,535
735	Five Prime Therapeutics, Inc. (a)	26,570
1,341	INC Research Holdings, Inc. - Class A (a)	61,485
238	Ligand Pharmaceuticals, Inc. (a)	25,190
606	Waters Corp. (a)	94,724
		429,321

Real Estate: 8.3%
2,675	Acadia Realty Trust	80,411
685	Camden Property Trust	55,115
2,471	CBRE Group, Inc. - Class A (a)	85,966
5,542	Forest City Realty Trust, Inc. - Class A	120,704
2,422	LTC Properties, Inc.	116,014
425	SBA Communications Corp. (a)	51,157
2,367	Tanger Factory Outlet Centers, Inc.	77,567
		586,934

Retailing: 2.9%
1,593	lululemon Athletica, Inc. (a)	82,629
4,033	Tailored Brands, Inc.	60,253
964	Tractor Supply Co.	66,487
		209,369

Semiconductors & Semiconductor Equipment: 1.5%
1,173	First Solar, Inc. (a)	31,788
1,584	Maxim Integrated Products, Inc.	71,217
		103,005

Software & Services: 7.9%
1,370	ANSYS, Inc. (a)	146,412
994	Blackbaud, Inc.	76,210
4,188	Convergys Corp.	88,576
1,532	LogMeIn, Inc.	149,370
3,421	Zendesk, Inc. (a)	95,925
		556,493

Technology Hardware & Equipment: 7.4%
947	F5 Networks, Inc. (a)	135,014
737	IPG Photonics Corp. (a)	88,956
1,049	Palo Alto Networks, Inc. (a)	118,201
1,232	Rogers Corp. (a)	105,791
2,275	Trimble Navigation Ltd. (a)	72,823
		520,785

Transportation: 2.1%
1,586	JB Hunt Transport Services, Inc.	145,500

Utilities: 4.8%
3,205	Aqua America, Inc.	103,040
2,332	Avista Corp.	91,065
863	ONE Gas, Inc.	58,339
1,551	Ormat Technologies, Inc.	88,531
		340,975

TOTAL COMMON STOCKS
(Cost $6,423,920)		7,035,838

SHORT-TERM INVESTMENTS: 23.2%
Money Market Funds: 23.2%
1,636,407	Invesco-Government & Agency Portfolio - Institutional Class, 0.610%^	1,636,407
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,636,407)		1,636,407

TOTAL INVESTMENTS IN SECURITIES: 122.9%
(Cost $8,060,327)		8,672,245
Liabilities in Excess of Other Assets: (22.9)%		(1,613,788)
TOTAL NET ASSETS: 100.0%		$7,058,457

(a)	Non-income producing security.
^	Seven-day yield as of March 31, 2017.
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at March 31, 2017 were as follows+:

Cost of investments	8,060,327
Gross unrealized appreciation	811,781
Gross unrealized depreciation	(199,863)
Net unrealized appreciation	611,918

+ Because tax adjustments are calculated annually at the end of the Trillium Small/Mid Cap Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, Inc., an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,035,838	$-	$-	$7,035,838
Short-Term Investments	1,636,407	-	-	1,636,407
Total Investments in Securities	$8,672,245	$-	$-	$8,672,245

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers into or out of Level 1 or 2 during the period ended March 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President and Principal Executive Officer

Date May 30, 2017

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine R. Richards
                                              Elaine E. Richards, President and Principal Executive Officer

Date May 30, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer and Principal Financial Officer

Date May 30, 2017

* Print the name and title of each signing officer under his or her signature.